Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 1,897	R 2,302	R 2,041
Loss/(gain) recognised in other comprehensive income	(834)	147	531
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	407	467	485
Loss/(gain) recognised in other comprehensive income	201	(1,040)	(460)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	7,248	7,073	6,371
Loss/(gain) recognised in other comprehensive income	5,715	(6,921)	1,360
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(5,758)	(5,238)	(4,815)
Loss/(gain) recognised in other comprehensive income	(7,419)	7,507	(514)
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in other comprehensive income	R 669	R 601	R 145